CONSOLIDATED STATEMENTS OF OPERATIONS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue	$ 139,751	$ 274,035	$ 1,131,657
Costs and expenses:
Costs of sales and services	129,522	263,586	1,061,052
Selling, general and administrative	26,365	45,472	79,164
Share-based compensation - selling, general and administrative	69	2,876	0
Loss on settlement	5,600
Finance costs	2,125	8,415	24,102
Impairment of available-for-sale securities			91
Reversal of impairment of hydrocarbon, resource properties and property, plant and equipment, net	(188,203)	(8,945)	(8,566)
Exchange differences on foreign currency transactions, net (gain) loss	(3,556)	1,038	(7,480)
Total	(28,078)	312,442	1,148,363
Income (loss) before income taxes	167,829	(38,407)	(16,706)
Income tax (expense) recovery:
Income taxes	(56,105)	(6,885)	(5,994)
Resource revenue taxes	487	(1,773)	(1,020)
(Provision for) recovery of income taxes	(55,618)	(8,658)	(7,014)
Net income (loss) for the year	112,211	(47,065)	(23,720)
Net loss (income) attributable to non-controlling interests	65	(790)	(1,641)
Net income (loss) attributable to owners of the parent company	$ 112,276	$ (47,855)	$ (25,361)
Earnings (loss) per share:
Basic (in dollars per share)	$ 8.96	$ (3.81)	$ (2.01)
Diluted (in dollars per share)	$ 8.96	$ (3.81)	$ (2.01)
Weighted average number of common shares outstanding
- Basic (in shares)	12,534,801	12,544,141	12,628,454
- Diluted (in shares)	12,534,801	12,544,141	12,628,454